Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Total Payments
Total	$ 1,690,000	$ 1,060,000	$ 2,750,000
BRAZIL
Total	1,690,000	1,060,000	2,750,000
BRAZIL | Federal Revenue of Brazil
Total	$ 1,690,000		1,690,000
BRAZIL | National Department of Mineral Production
Total		$ 1,060,000	$ 1,060,000